(23) PROVISION FOR TAX, CIVIL AND LABOR RISKS AND ESCROW DEPOSITS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Total possible losses	R$ 9,479,966	R$ 8,756,713
Labor [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Total possible losses	R$ 583,348	786,901
Main reasons for claims	Work accidents, risk premium for dangerousness at workplace and overtime
Miscellaneous Other Provisions [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Total possible losses	R$ 2,654,331	2,377,101
Main reasons for claims	ICMS, FINSOCIAL, PIS and COFINS
Tax [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Total possible losses	R$ 4,350,740	3,822,488
Main reasons for claims	Social Contributions and Income tax (note 22)
Civil [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Total possible losses	R$ 1,815,143	1,630,630
Main reasons for claims	Personal injury, environmental impacts and overfed tariffs
Regulatory [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Total possible losses	R$ 76,404	R$ 139,593
Main reasons for claims	Technical, commercial and economic-financial supervisions